Segment Reporting - Schedule of Current Reportable Segments by Segment Profit (Details) - USD ($) $ in Millions		6 Months Ended		12 Months Ended
		Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Segment Profit		$ 343	$ 278	$ 564	$ 596
Share-based compensation		67	5	5	9
Transaction and integration expenses	[1]	13
Non-recurring professional expenses	[2]	19	18		14
Transformation initiatives	[3]			8	22
Restructuring		5	9	77	14
Other	[4]	(10)	(5)	36	19
Depreciation		31	49	91	68
Intangible amortization expense		153	100	200	185
Operating Income		65	102	147	265
Loss from change in fair value of financial instruments		65
Gain from change in fair value of tax receivable agreement		(37)
Interest expense		57	123	234	224
Other expense, net		3	9	7	3
(Loss) Income Before Income Tax Expense (Benefit)		(23)	(30)	(94)	38
Employer Solutions
Segment Reporting Information [Line Items]
Segment Profit		344	274	533	554
Professional Services
Segment Reporting Information [Line Items]
Segment Profit		1	7	$ 31	7
Hosted Business
Segment Reporting Information [Line Items]
Segment Profit		$ (2)	$ (3)		$ 35

[1]	Transaction and integration expenses related to acquisitions in 2021.
[2]	Non-recurring professional expenses includes external advisor and legal costs related to the Company’s Business Combination.
[3]	Transformation initiatives in fiscal years 2020 and 2019 includes expenses related to enhancing our data center for both periods, and severance expense for the first half of 2019.
[4]	Other primarily includes activity related to long-term incentives and expenses related to acquisitions in fiscal years 2020 and 2019, offset by Other expense, net.